Cover	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 16, 2026
Entity Registrant Name	PACIFIC OAK STRATEGIC OPPORTUNITY REIT, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54382
Entity Tax Identification Number	26-3842535
Entity Address, Address Line One	3857 Birch St
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	866
Local Phone Number	722-6257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001452936
Amendment Flag	false